Significant accounting policies - Employee benefits, Recently issued accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Significant accounting policies
Total lease liabilities	¥ 2,125,000
Operating lease, ROU asset	1,932,000	$ 280,114
ASU 2016-02 | Cumulative-effect adjustment, period of adoption
Significant accounting policies
Total lease liabilities	2,399,061
Operating lease, ROU asset	¥ 2,200,280		¥ 2,200,280